UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02992

Dryden National Municipals Fund, Inc.

Exact name of registrant as specified in charter:

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 12/31/2007

Date of reporting period: 3/31/2007

Item 1.	Schedule of Investments

Dryden National Municipals Fund, Inc.

Schedule of Investments

as of March 31, 2007 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 103.6%
Alabama 0.3%
Alabama Spl. Care Facs. Fin. Auth. Rev.,
Ascension Health Sr. Credit, Ser. D	Aa2	5.00%	11/15/39	$2,000	$2,065,640

Alaska 0.3%
Alaska Student Loan Corp. Ed. Ln. Rev., Ser. A-2, A.M.T.	AAA(d)	5.00	6/01/18	2,000	2,119,040

Arizona 0.7%
Pima Cnty. Ind. Dev. Auth. Rev., Tucson Elec. Pwr. Co., F.S.A.	Aaa	7.25	7/15/10	700	719,705
Pima Cnty. Uni. Sch. Dist. No. 1, G.O., F.G.I.C.(f)	Aaa	7.50	7/01/10	3,000	3,348,060
Tucson Cnty., G.O., Ser. A	Aa3	7.375	7/01/12	1,100	1,289,574

					5,357,339

California 8.7%
Anaheim Pub. Fin. Auth. Lease Rev., Sub-Pub. Impts. PJ
Ser. C, F.S.A.,(g)(h)	Aaa	6.00	9/01/16	6,690	7,731,440
Ser. A, F.S.A.,(g)(h)	Aaa	6.00	9/01/24	5,500	6,646,536
Bay Area Toll Auth. Toll Brdg. Rev. San Francisco Bay Area, Ser. F	Aa3	5.00	4/01/31	5,000	5,293,450
California Hlth. Facs. Fin. Auth. Rev. Cedars Sinai Med. Ctr.	A2	5.00	11/15/27	3,000	3,121,320
California Poll. Control Fin. Auth. Solid Waste Disp. Rev., Waste Mgmt., Inc. Proj., Ser. B, A.M.T.	BBB(d)	5.00	7/01/27	1,000	1,019,220
California St. Cmnty. Dev. Auth. Rev., Kaiser Permanente, Ser. B (Mandatory Put Date 7/01/14)	A+(d)	3.90	8/01/31	3,500	3,463,635
California St. Pub. Wks. Brd. Lease Rev., Dept. of
Mental Health Coalinga, Ser. A	A2	5.50	6/01/19	2,000	2,200,440
Mental Health Coalinga, Ser. A	A2	5.50	6/01/20	2,000	2,200,980
Mental Health Coalinga, Ser. A	A2	5.50	6/01/22	2,000	2,199,660
California St.
Ref., G.O.	A1	4.50	8/01/30	4,000	3,942,920
G.O., M.B.I.A., Ser. A	Aaa	5.25	2/01/27	7,900	8,430,248
Ref., G.O.	A1	5.00	8/01/19	1,000	1,070,860
Var. Purp., G.O.	A1	5.00	3/01/27	7,865	8,280,901
California Statewide Cmntys. Dev. Auth. Rev., Var. Kaiser C	A+(d)	5.25	8/01/31	1,000	1,058,160
Folsom Cordova Uni. Sch. Dist. Sch. Facs.
Impvt. Dist. No. 2, Ser. A, G.O., C.A.B.S., M.B.I.A.	Aaa	Zero	10/01/21	60	32,236
Golden St. Tobacco Securitization Corp.,
Tobacco Settlement Rev.,
C.A.B.S., Asset Bkd., Ser. A-2, (converts to 5.30% on 12/01/12)	Baa3	Zero	6/01/37	5,000	3,774,900
C.A.B.S., Asset Bkd., Ser. A, A.M.B.A.C. (converts to 4.60% on 6/01/10)	Aaa	Zero	6/01/23	500	441,395

Loma Linda Hosp. Rev., Loma Linda Univ. Med. Center, Ser. A	Baa1	5.00	12/01/20	3,000	3,106,500
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., C.A.B.S., A.M.B.A.C.	Aaa	Zero	8/01/25	2,000	892,380
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev., Ser. A, C.A.B.S., M.B.I.A.	Aaa	Zero	1/15/36	11,000	3,080,440
Santa Margarita Dana Point Auth. Impvt. Rev., Dists. 3, 3A, 4, 4A, Ser. B, M.B.I.A.	Aaa	7.25	8/01/14	2,000	2,446,340

					70,433,961

Colorado 1.5%
Colorado Health Facs. Auth. Rev.,
Adventist Health/Sunbelt, Ser. D	A2	5.25	11/15/35	1,500	1,588,215
Denver City & Cnty. Arpt. Rev. Sys.,
Ser. A, F.G.I.C.	Aaa	5.00	11/15/16	3,000	3,253,290
Ser. A, F.G.I.C.	Aaa	5.00	11/15/25	6,500	6,902,610

					11,744,115

Connecticut 1.4%
Connecticut St. Spl. Tax Oblig. Rev., Trans. Infrastructure, Ser. A (Partially Pre-refunded Date 6/01/08)(b)	Aaa	7.125	6/01/10	1,000	1,074,270
Connecticut St. Health & Edl. Facs. Auth. Rev., Trinity Coll., Ser. J, M.B.I.A.	Aaa	4.25	7/01/31	4,025	3,917,734
Connecticut St. G.O., Ser. D. (Pre-refunded date 11/15/11)(b)(g)(h)	AA(d)	5.00	11/15/19	5,710	6,032,615

					11,024,619

District of Columbia 0.3%
District of Columbia Rev., Geo. Washington Univ., Ser. A, M.B.I.A.	Aaa	5.125	9/15/31	2,040	2,112,012

Florida 5.4%
Bayside Impvt. Cmnty. Dev. Dist., Cap. Impvt. Rev., Ser. A	NR	6.30	5/01/18	455	468,163
Dade Cnty. Hlth. Facs. Auth. Rev., Baptist Hosp. of Miami Proj., Ser. A, E.T.M., M.B.I.A.(b)(f)	Aaa	6.75	5/01/08	185	187,962
Florida St. Brd. Ed. Cap. Outlay, Pub. Ed.,
Ser. C, F.G.I.C., G.O.	Aaa	5.50	6/01/16	1,000	1,077,080
G.O., Un-refunded Balance	Aa1	9.125	6/01/14	1,260	1,507,388
Florida St. Dept. Environ. Prot. Pres. Rev., Florida Forever, Ser. A, M.B.I.A.	Aaa	5.25	7/01/17	2,950	3,148,683
Florida St., Rfdg. Dept. of Trans., Right of Way, Ser. A, G.O.	Aa1	5.00	7/01/23	1,500	1,601,805
Greyhawk Landing Cmnty. Dev. Dist. Rev., Spec. Assmt., Ser. B	NR	6.25	5/01/09	260	260,224
Halifax Hosp. Med. Cntr. Rev., Ref., Ser. A	BBB+(d)	5.25	6/01/26	2,000	2,103,880
Highlands Cmnty. Dev. Distr. Rev. Spec. Assmt.	NR	5.55	5/01/36	500	510,415

Highlands Cnty. Hlth. Facs. Auth. Rev. Hosp. Adventist/Sunbelt, Ser. A
(Pre-refunded Date 11/15/11)(b)	A2	6.00	11/15/31	1,000	1,103,100
Adventist Hlth., Ser. B	A2	5.00	11/15/25	1,615	1,676,790
Hillsborough Cnty. Aviation Auth. Rev., Tampa Int’l. Arpt., Ser. A, A.M.T., M.B.I.A.	Aaa	5.50	10/01/15	1,000	1,080,390
Jacksonville Aviation Auth. Rev., A.M.T., A.M.B.A.C.	Aaa	5.00	10/01/26	1,855	1,939,217
Jacksonville Econ. Dev. Cmnty. Hlth. Care Facs. Rev., Mayo Clinic	Aa2	5.00	11/15/36	2,500	2,609,700
Jacksonville Elec. Auth. Rev. St. Johns Rvr. Pwr. Park Issue 2, Ser. 7, C.A.B.S.	Aa2	Zero	10/01/10	1,000	876,170
Jacksonville Econ. Dev. Cmnty. Anheuser Busch Co., Ser. B, A.M.T.	A2	4.75	3/01/47	2,000	1,961,320
Jacksonville Sales Tax Rev., A.M.B.A.C.	Aaa	5.50	10/01/18	1,000	1,071,030
Jacksonville Swr. & Solid Wste. Disp. Facs. Rev., Anheuser Busch Proj., A.M.T.	A2	5.875	2/01/36	1,000	1,010,840
Jacksonville Wtr. & Swr. Dev. Rev., United Wtr. Proj., A.M.T., A.M.B.A.C.	Aaa	6.35	8/01/25	1,500	1,512,105
Lee Mem. Health Sys. Hosp. Rev.	A2	5.00	4/01/32	5,000	5,150,799
Miami Homeland Defense/Neighborhood, G.O., M.B.I.A.	Aaa	5.50	1/01/20	2,000	2,147,340
Osceola Cnty., Infrastructure Sales Surtax, Rev., A.M.B.A.C.	Aaa	5.375	10/01/17	1,995	2,144,585
Palm Beach Cnty. Arpt. Sys. Rev. Ser. A, A.M.T., M.B.I.A.	Aaa	5.00	10/01/34	1,250	1,307,738
Palm Beach Cnty. Sch. Brd., C.O.P.,
Ser. A, F.G.I.C.	Aaa	5.00	8/01/24	2,150	2,257,500
Ser. A, F.G.I.C.	Aaa	5.00	8/01/29	1,500	1,566,345
Paseo Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. A	NR	5.40	5/01/36	350	354,242
Polk Cnty. Sch. Dist. Sales Tax Rev.,
Sch. Impvt., F.S.A.	Aaa	5.25	10/01/17	1,000	1,092,520
Sch. Impvt., F.S.A.	Aaa	5.25	10/01/18	1,000	1,086,410
Reunion West Cmnty. Dev. Dist. Spl. Assmt. Rev.	NR	6.25	5/01/36	1,000	1,055,420
West Palm Beach Cmnty. Redev. Agy., Northwood-Pleasant Cmnty. Redev., Tax Allocation Rev.	A(d)	5.00	3/01/35	1,000	1,036,360

					44,905,521

Georgia 0.2%
Forsyth Cnty. Sch. Dist. Dev., G.O.	Aa2	6.75	7/01/16	500	593,900
Fulton Cnty. Sch. Dist., G.O.	Aa2	6.375	5/01/17	750	904,230

					1,498,130

Guam 0.1%
Guam Govt. Wtrwks. Auth. Rev.	Ba2	6.00	7/01/25	500	547,580

Hawaii 0.3%
Hawaii St., Ser. DD, G.O., M.B.I.A.	Aaa	5.25	5/01/24	2,000	2,159,260

Illinois 3.3%
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd
Lien, Ser. A, M.B.I.A.	Aaa	5.25	1/01/26	2,000	2,158,440
Ser. B-1, X.L.C.A.	Aaa	5.25	1/01/34	1,975	2,092,137
Gilberts Special Service Area No. 9 Special Tax, Big Timber Proj. (Pre-refunded Date 3/01/11)(b)	AAA(d)	7.75	3/01/27	2,000	2,312,440

Illinois Ed. Facs. Auth. Student Hsg. Rev., Ed. Advancement Fund,
Ser. B	Baa3	5.00	5/01/30	4,000	4,085,400
Univ. Center Proj., Ser. B (Pre-refunded Date 5/01/12)(b)	Aaa	6.00	5/01/22	1,500	1,671,750
Illinois Fin. Auth. Rev., Northwestern Mem. Hosp., Ser. A	Aa2	5.25	8/15/34	5,000	5,300,450
Met. Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, M.B.I.A.	Aaa	5.25	6/15/42	8,500	9,071,965

					26,692,582

Indiana 1.5%
Indianapolis Local Public Impt. Arpt. Auth. Rev., Ser. F, A.M.B.A.C., A.M.T.	Aaa	5.00	1/01/36	2,500	2,608,975
Noblesville Ind. Redev. Auth. Econ. Dev. Rev., Lease Rental 146th Str. Extn. A	A+(d)	5.25	8/01/25	2,000	2,135,200
Purdue University
Ctfs. Partn.	Aa1	5.25	7/01/23	3,595	4,031,613
Ctfs. Partn.	Aa1	5.25	7/01/25	2,000	2,260,240
Vanderburgh Cnty. Redev. Cmnty. Dist. Tax Increment. Rev.	A-(d)	5.25	2/01/31	1,000	1,062,080

					12,098,108

Kansas 1.5%
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev.,
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.70	12/01/27	2,030	2,107,079
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.75	6/01/27	2,100	2,130,492
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.85	12/01/27	1,855	1,939,959
Wyandotte Cnty. Kansas City Unified Gov. Util. Systems Rev., Rfdg., Ser. 2004, A.M.B.A.C.	Aaa	5.65	9/01/19	5,000	5,727,850

					11,905,380

Louisiana 0.3%
New Orleans, Rfdg., G.O., M.B.I.A.	Aaa	5.25	12/01/22	2,000	2,157,200

Maryland 0.7%
Baltimore Econ. Dev. Lease Rev., Armistead Partnership, Ser. A	A(d)	7.00	8/01/11	635	635,914
Maryland St. Health & Higher Edl. Facs. Auth. Rev., Medstar Health	A3	5.25	5/15/46	2,500	2,619,475
Montgomery Cnty. Restoration Recovery Proj., Ser. A, A.M.T.	A2	6.00	7/01/07	1,000	1,003,730
Northeast Waste Disp. Auth. Rev., Baltimore City Sludge Corporate Proj.	NR	7.25	7/01/07	611	615,363
Takoma Park Hosp. Facs. Rev., Washington Adventist Hosp., E.T.M., F.S.A.(b)	Aaa	6.50	9/01/12	1,000	1,086,710

					5,961,192

Massachusetts 2.5%
Boston Ind. Dev. Fin. Auth. Swr. Facs. Rev., Harbor Elec. Energy Co. Proj., A.M.T.	Aa3	7.375	5/15/15	1,095	1,103,913

Massachusetts St. Health & Ed. Facs. Auth. Rev.,
Caritas Christi Obligation, Ser. B	Baa3	6.75	7/01/16	3,590	4,022,631
Simmons College, Ser. D, A.M.B.A.C. (Pre-refunded Date 10/01/10)(b)	Aaa	6.05	10/01/20	1,000	1,087,400
Univ. Massachusetts Proj., Ser. A, F.G.I.C. (Pre-refunded Date 10/01/10)(b)	Aaa	5.875	10/01/29	500	540,845
Valley Region Health System, Ser. C	Baa3	7.00	7/01/10	825	902,880
Massachusetts St. Wtr. Pollutant Abatement Trust Rev., Pool Program, Ser.9	Aaa	5.25	8/01/33	785	841,669
Massachusetts St., Sch. Bldg. Auth., Dedicated Sales Tax Rev., Ser. A, A.M.B.A.C.	Aaa	4.75	8/15/32	4,000	4,122,160
Massachusetts St., Ser. B, F.S.A.	Aaa	5.25	9/01/24	6,000	6,828,600
Rail Connections, Inc., Rev., Route 128, Ser. B, A.C.A.-C.B.I., C.A.B.S. (Pre-refunded Date 7/01/09)(b)	Aaa	Zero	7/01/21	2,500	1,084,400

					20,534,498

Michigan 2.1%
Michigan Higher Ed. Student Ln. Auth. Rev.,
Student Ln., Ser. XVII-Q, A.M.B.A.C., A.M.T.	Aaa	5.00	3/01/31	3,000	3,104,700
Michigan St. Building Auth. Rev., Rfdg. Facs.
Program, Ser. III (Pre-refunded Date 10/15/12)(b)	Aa3	5.375	10/15/22	3,750	4,056,188
Michigan St. Hosp. Fin. Auth. Rev.,
Ascension Health, Ser. A	Aa3	5.00	11/01/12	1,250	1,324,363
Henry Ford Health, Ser. A	A1	5.25	11/15/46	2,000	2,110,580
Trinity Health Cr. Group, Ser. A	Aa2	5.00	12/01/31	4,000	4,180,719
Okemos Pub. Sch. Dist., G.O., M.B.I.A.,
C.A.B.S.	Aaa	Zero	5/01/12	1,100	905,608
C.A.B.S.	Aaa	Zero	5/01/13	1,000	790,510
Wyandotte Elec. Rev., M.B.I.A.	Aaa	6.25	10/01/08	870	888,348

					17,361,016

Minnesota 0.6%
Minnesota Higher Ed. Facility Auth. Rev.,
St. Thomas Univ.	A2	5.00	4/01/23	1,000	1,056,390
St. Olaf College, Ser. 6	A2	4.50	10/01/32	1,000	985,080
Minnesota Hsg. Fin. Agcy. Rev.,
Sngl. Fam. Mtge., Ser. I, A.M.T.	Aa1	5.80	1/01/19	2,710	2,788,807

					4,830,277

Missouri 1.3%
Missouri St. Hwys. & Trans. Comm. St. Rd. Rev. First Lien, Ser. B.	Aa1	5.00	5/01/23	10,000	10,692,300

Nebraska 0.6%
Central Plains Energy Proj., Nebgas Proj., Rev.
Var. Proj. No. 1	Aa3	3.908	12/01/10	2,000	2,001,000
Var. Proj. No. 1	Aa3	4.248	12/01/26	3,000	3,001,500

					5,002,500

New Hampshire 0.7%
Manchester Hsg. & Redev. Auth. Rev., Ser. B, C.A.B.S., A.C.A.	A(d)	Zero	1/01/24	4,740	2,103,091

New Hampshire Health & Ed. Facs. Auth. Rev., New Hampshire College Issue (Pre-refunded Date 1/01/11)(b)	BBB-(d)	7.50	1/01/31	3,000	3,411,750

					5,514,841

New Jersey 13.5%
Cape May Cnty. Ind. Poll. Ctrl., Fin. Auth., Rev., Atlantic City Elec. Co., Ser. A, M.B.I.A.(f)	Aaa	6.80	3/01/21	2,615	3,360,720
Casino Reinvestment Dev. Auth. Rev., Room Fee, A.M.B.A.C.	Aaa	5.25	1/01/24	1,600	1,748,880
Clearview Reg. High Sch. Dist., G.O., F.G.I.C.(f)	Aaa	5.375	8/01/15	1,205	1,310,462
Essex Cnty. Impvt. Auth., Lease-Cogen Facs. Proj. Rev., F.G.I.C.(Pre-refunded Date 1/1/12)(b)	Aaa	5.25	1/01/19	1,110	1,177,832
Jackson Twnshp. Sch. Dist.,
G.O., F.G.I.C.	Aaa	6.60	6/01/10	1,600	1,744,464
G.O., F.G.I.C.	Aaa	6.60	6/01/11	1,600	1,784,848
Middlesex Cnty. Impvt. Auth. Rev., Rfdg., Cnty. Gtd., Golf Course Projs.	Aa1	5.25	6/01/18	1,080	1,173,182
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax	Baa2	5.625	6/15/19	1,750	1,827,910
Cigarette Tax	Baa2	5.75	6/15/34	1,750	1,881,373
First Mtge. —Franciscan Oaks	NR	5.70	10/01/17	2,040	2,081,514
First Mtge. —Keswick Pines	NR	5.75	1/01/24	1,750	1,777,073
First Mtge. —The Evergreens	NR	5.875	10/01/12	1,200	1,215,468
First Mtge. —The Evergreens	NR	6.00	10/01/22	1,400	1,420,594
Kapkowski Rd. Landfill, Ser. A, C.A.B.S., E.T.M.(b)	Baa3	Zero	4/01/08	1,020	983,759
Masonic Charity Fdn. Proj.	A-(d)	5.875	6/01/18	250	270,813
Masonic Charity Fdn. Proj.	A-(d)	6.00	6/01/25	1,150	1,256,479
NUI Corp. Proj., Ser.A, M.B.I.A., A.M.T.	Aaa	5.70	6/01/32	1,500	1,533,705
Sch. Facs. Constrs., Ser. O	A1	5.25	3/01/26	3,000	3,233,280
Wtr. Facs., NJ American Wtr. Co. Inc. Proj.-94B F.G.I.C., A.M.T.(g)(h)	Aaa	5.950	11/01/29	10,000	10,113,799
New Jersey Health Care Facs. Fin.
Auth. Rev., Atlantic City Med. Ctr.	A2	6.25	7/01/17	3,925	4,339,362
Saint Peter’s Univ. Hosp., Ser. A	Baa1	6.875	7/01/30	3,750	4,071,900
South Jersey Hosp. (Pre-refunded Date 7/1/12)(b)	Baa1	6.00	7/01/26	2,565	2,828,682
South Jersey Hosp. (Pre-refunded Date 7/1/12)(b)	Baa1	6.00	7/01/32	2,000	2,205,600
St. Joseph’s Hosp. & Med. Ctr., Ser. A, CONNIE LEE	AAA(d)	5.70	7/01/11	2,375	2,425,659
New Jersey St. Ed. Facs. Auth. Rev.,
Felician College of Lodi., Ser. D	NR	7.375	11/01/22	1,110	1,152,835
William Patterson Univ., Ser. A, F.G.I.C.	Aaa	5.00	7/01/28	3,445	3,628,756
New Jersey St. Hwy. Auth. Garden St. Pkwy., Gen. Rev. (Pre-refunded Date 1/1/10)(b)	AAA(d)	5.625	1/01/30	1,650	1,751,673
Gen. Rev. (Pre-refunded Date 1/1/10)(b)	AAA(d)	5.75	1/01/14	1,000	1,064,870
Gen. Rev., E.T.M.(b)	AAA(d)	6.20	1/01/10	3,035	3,173,275
New Jersey St. Tpke. Auth., Tpke. Rev., Growth & Income Secs., Ser. B, A.M.B.A.C., C.A.B.S. (Converts to 5.15% on 1/1/15)	Aaa	Zero	1/01/35	1,500	1,076,400

Ser. A, F.S.A.	Aaa	5.00	1/01/20	2,500	2,667,725
Ser. A, F.S.A.	Aaa	5.00	1/01/23	3,000	3,183,720
Unrfdg., Ser. A, M.B.I.A.	Aaa	5.75	1/01/18	1,465	1,540,858
New Jersey St. Trans. Trust Fund Auth.
Trans. Sys. Rev.,
Ser. B, E.T.M., M.B.I.A.(b)(g)(h)(i)	Aaa	6.50	06/15/11	6,190	6,868,891
(cost $6,408,218; purchased 4/5/00)
Ser. B, Unrefunded Balance, M.B.I.A.(g)(h)(i)	Aaa	6.50	06/15/11	1,310	1,453,675
(cost $1,356,182; purchased 4/5/00)
Ser. A	A1	5.50	12/15/23	6,000	6,890,279
Ser. D	A1	5.00	6/15/20	3,000	3,169,260
Newark Hsg. Auth. Rev., Port Auth.
Newark Marine Terminal, M.B.I.A. (Pre-refunded Date 1/1/14)(b)	Aaa	5.00	1/01/34	3,000	3,218,010
Rutgers - The St. Univ. of New Jersey, Rev., Ser. A	Aa3	6.40	5/01/13	2,000	2,177,340
Tobacco Settlement Fin. Corp. Rev.,
Asset Bkd. (Pre-refunded Date 6/1/12)(b)	Aaa	6.00	6/01/37	400	442,904
Asset Bkd. (Pre-refunded Date 6/1/12)(b)	Aaa	6.125	6/01/42	2,000	2,226,180
Ser. 1A	Baa3	5.00	6/01/41	4,000	3,896,200
West Morris Reg. High Sch.,
G.O., M.B.I.A.	Aaa	5.00	5/01/23	2,145	2,273,421
G.O., M.B.I.A.	Aaa	5.00	5/01/24	2,246	2,376,223

					109,999,853

New Mexico 1.1%
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., G.N.M.A., F.N.M.A., A.M.T.
Ser. A, F.H.L.M.C.	Aaa	5.50	7/01/36	2,185	2,310,529
Ser. B, F.H.L.M.C.	AAA(d)	4.75	7/01/35	3,695	3,795,911
Ser. C-2	AAA(d)	6.15	3/01/32	780	803,696
Ser. E, F.H.L.M.C.	AAA(d)	5.50	7/01/35	2,130	2,254,349

					9,164,485

New York 19.1%
Brookhaven Ind. Dev. Agcy. Civic Fac. Rev., Mem. Hosp. Med. Ctr., Inc., Ser. A (Pre-refunded Date 11/15/10)(b)	NR	8.125	11/15/20	500	573,105
Dutchess Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Bard Coll.	A3	5.75	8/01/30	3,500	3,726,765
Erie Cnty. Ind. Dev. Agcy., Sch. Fac. Rev., City of Buffalo Proj.,
F.S.A.	Aaa	5.75	5/01/19	1,250	1,365,950
F.S.A.	Aaa	5.75	5/01/23	3,030	3,305,215
F.S.A.	Aaa	5.75	5/01/24	9,765	10,343,380
Islip Res. Rec. Agcy., Rev., Ser. B, A.M.B.A.C., A.M.T.	Aaa	7.20	7/01/10	1,745	1,921,978
Metro. Trans. Auth., Rev. Svc. Contract,
Ser. 7, C.A.B.S., E.T.M., M.B.I.A.(b)	Aaa	Zero	7/01/08	4,500	4,301,145
Ser. A, M.B.I.A.	Aaa	5.50	7/01/20	3,000	3,248,010
Ser. B, M.B.I.A.	Aaa	5.50	7/01/23	5,000	5,408,400
Ser. B	A2	4.75	11/15/31	6,000	6,148,860

Ser. F	A2	5.00	11/15/30	3,000	3,152,070
Monroe Cnty. Ind. Dev. Agcy. Civic Fac. Rev.,
Rfdg. Highland Hosp. Rochester	Baa1	5.00	8/01/22	2,000	2,050,580
New York City Ind. Dev. Agcy. Spec. Fac. Rev.,
Terminal One Group Assn. Proj., A.M.T.	A3	5.50	1/01/24	1,500	1,622,085
New York City Mun. Wtr. Fin. Auth., Rev.,
Unrfdg. Balance, Ser. B	Aa2	6.00	6/15/33	985	1,059,771
New York City Trans. Fin. Auth.
Future Tax Sec., Ser. A (Converts to 14% on 11/1/11)	Aa1	5.50	11/01/26	2,650	2,842,496
Future Tax Sec., Ser. B	Aa1	5.25	2/01/29	2,500	2,631,775
Sub-Future Tax Sec., Ser. B	Aa2	4.75	11/01/27	5,000	5,190,700
New York City, G.O.,
Ser. A, Unrefunded Balance	A1	6.00	5/15/30	10	10,679
Ser. A (Pre-refunded Date 5/15/10)(b)	A1	6.00	5/15/30	100	107,954
Ser. I (Pre-refunded Date 4/15/07)(b)	AAA(d)	6.10	4/15/10	85	85,932
Ser. J	A1	5.00	6/01/27	5,130	5,407,430
New York Conven. Ctr. Dev. Corp. Rev., Hotel Unit Fee Sec’d., A.M.B.A.C.	Aaa	5.00	11/15/30	3,000	3,169,800
New York Liberty Dev. Corp. Rev. National Sports Museum Proj. A	NR	6.125	2/15/19	750	789,015
New York St. Dorm. Auth. Rev.,
City Univ. Sys. Cons., Ser. B	A1	6.00	7/01/14	3,000	3,273,900
City Univ. Sys. Cons., Ser. D, E.T.M.(b)	A1	7.00	7/01/09	805	835,059
Lease Rev., Ser. B (Mandatory Put Date 7/01/13)	Aa3	5.25	7/01/29	3,000	3,239,910
Mental Hlth. Svcs. Facs. Impvt., Ser. B	A1	6.50	8/15/11	3,000	3,322,230
Mt. Sinai NYU Hlth.	Baa2	5.50	7/01/26	500	509,410
Mt. Sinai NYU Hlth., Ser. C	Baa2	5.50	7/01/26	2,750	2,792,983
Rochester Inst Tech.,
Ser . A, A.M.B.A.C.	Aaa	5.25	7/01/21	2,000	2,257,820
Ser . A, A.M.B.A.C.	Aaa	5.25	7/01/20	2,100	2,360,946
Ser. B (Mandatory Put Date 5/15/12)	A1	5.25	11/15/23	3,000	3,197,820
New York St. Engy. Res. & Dev. Auth. Rev., Bklyn. Union Gas, Keyspan, Ser. A, F.G.I.C., A.M.T.	Aaa	4.70	2/01/24	2,000	2,040,640
New York St. Environ. Facs. Corp. Rev.,
Clean Wtr. & Drinking Revolving Fds.
Pooled Fin., Ser. B	Aaa	5.50	10/15/23	3,750	4,395,863
Clean Wtr. & Drinking Revolving Fds.
Pooled Fin., Wtr. Proj.	Aaa	5.00	6/15/34	2,000	2,100,400
Poll. Ctrl., Ser. E	Aaa	6.50	6/15/14	35	35,078
Wtr. Proj., Ser. K	Aaa	5.25	6/15/22	3,000	3,212,400
New York St. Hsg. Fin. Agcy. Rev., St. Univ. Constr., Ser. A, E.T.M. (b)	A1	8.00	5/01/11	3,600	3,923,028
New York St. Local Gov’t. Assist. Corp. Rev., C.A.B.S.,
Ser. C	Aa3	Zero	4/01/14	5,882	4,491,142
Ser. E(f)	Aa3	6.00	4/01/14	3,000	3,338,190
New York St. Mun. Bond Bank Agcy.
Spec. Sch. Purp. Rev., Ser. C	A+(d)	5.50	12/01/13	5,070	5,537,454
Spec. Sch. Supply, Ser. C	A+(d)	5.25	6/01/22	3,200	3,404,000
Spec. Sch. Supply, Ser. C1	A+(d)	5.25	12/01/22	3,595	3,824,181
New York St. Pwr. Auth. Rev., Ser. A	Aa2	5.25	11/15/16	3,000	3,224,610
New York St. Urban Dev. Corp. Rev.,
Correctional Cap. Facs., A.M.B.A.C., T.C.R.S., C.A.B.S.	Aaa	Zero	1/01/08	8,000	7,786,800

Port Auth. of New York & New Jersey Cons. Rev.,
Ser. 127, A.M.B.A.C., A.M.T.	Aaa	5.50	12/15/15	3,000	3,251,580
Ser. 135	A1	5.00	3/15/39	5,380	5,646,956
Triborough Bridge & Tunnel Auth. New York Rev.,
Ser. B	Aa2	5.00	11/15/32	3,000	3,141,960
Ser. B, M.B.I.A.	Aaa	5.50	11/15/19	5,000	5,753,600

					155,361,055

North Carolina 1.6%
Charlotte Arpt. Rev., Ser. B, A.M.T., M.B.I.A.	Aaa	6.00	7/01/24	1,000	1,051,640
Charlotte Storm Wtr. Fee Rev. (Pre-refunded Date 6/01/10)(b)	Aa2	6.00	6/01/25	500	539,610
North Carolina Eastern Mun. Powr. Agcy., Power Systems Rev., A.M.B.A.C.	Aaa	6.00	1/01/18	1,000	1,171,410
Ser. A (Pre-refunded Date 1/01/22)(b)	Aaa	6.00	1/01/26	650	789,692
Ser. A, E.T.M.(b)	Aaa	6.50	1/01/18	2,635	3,234,435
Ser. A, E.T.M.(b)	AAA(d)	6.40	1/01/21	1,000	1,213,990
Ser. A, M.B.I.A., Unrefunded Balance	Aaa	6.50	1/01/18	1,005	1,211,015
North Carolina Hsg. Fin. Agcy. Rev., Home Ownership, Ser. 6A, A.M.T.	Aa2	6.20	1/01/29	555	574,919
North Carolina Mun. Powr. Agcy. Rev., No. 1 Catawba Elec., M.B.I.A.	Aaa	6.00	1/01/10	1,250	1,326,863
Piedmont Triad Arpt. Auth. Rev., Ser. B, A.M.T., F.S.A.	Aaa	6.00	7/01/21	1,000	1,053,410
Pitt Cnty. Rev., Mem. Hosp., E.T.M.(b)	Aaa	5.25	12/01/21	1,000	1,067,170

					13,234,154

North Dakota 1.3%
Mercer Cnty. Poll. Control Rev., Antelope Valley Station, A.M.B.A.C.	Aaa	7.20	6/30/13	9,000	10,167,840

Ohio 2.5%
Cincinnati City Sch. Dist. Ref. Classroom Const. & Impt., G.O., F.G.I.C.	Aaa	5.25	12/01/23	3,000	3,417,420
Columbus Citation Hsg. Dev. Corp., Mtge. Rev., F.H.A. (Pre-refunded Date 1/01/15)(b)	NR	7.625	1/01/22	1,530	1,832,787
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa2	7.50	1/01/30	5,000	5,485,599
Hamilton Cnty. Sales Tax Rev., Sub., Ser. B, A.M.B.A.C., C.A.B.S.	Aaa	Zero	12/01/20	2,000	1,118,060
Hilliard Sch. Dist. Sch. Impvt., G.O., C.A.B.S., F.G.I.C.	Aaa	Zero	12/01/19	1,720	1,008,316
Lucas Cnty. Health Care Facs. Rev., Rfdg. Impvt., Sunset Retirement, Ser. A	NR	6.625	8/15/30	1,000	1,068,240
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare Group, Ser. B, A.M.B.A.C.	Aaa	5.00	11/15/21	3,935	4,151,858
Ohio St. Higher Ed. Facility Cmnty. Rev., Case Western Reserve Univ., Ser. B	A1	6.50	10/01/20	750	911,783

Richland Cnty. Hosp. Facs. Rev. Medcentral Health Systems,
Ser. B (Pre-refunded Date 11/15/10)(b)	A-(d)	6.375	11/15/22	665	730,855
Ser. B, Unrefunded Balance	A-(d)	6.375	11/15/22	335	362,008

					20,086,926

Oklahoma 0.3%
Oklahoma Hsg. Fin. Agcy. Rev., Home
Ownership, Ser. B-1, G.N.M.A., F.N.M.A., A.M.T.	Aaa	4.875	9/01/33	2,565	2,591,368

Pennsylvania 11.7%
Allegheny Cnty. San. Auth. Swr. Rev.,
M.B.I.A.(Pre-refunded Date 12/1/10)(b)	Aaa	5.50	12/01/20	2,500	2,673,025
M.B.I.A., Unrefunded Balance	Aaa	5.50	12/01/30	460	489,228
Armstrong Cnty., G.O., M.B.I.A.	Aaa	5.40	6/01/31	2,000	2,115,100
Bensalem Twnshp. Sch. Dist., G.O., F.G.I.C.	Aaa	5.00	8/15/20	1,375	1,448,329
Berks Cnty. Mun. Auth. Hosp. Rev., Reading Hosp. Med. Ctr. Proj., M.B.I.A.	Aaa	5.70	10/01/14	1,250	1,358,263
Bristol Boro Sch. Dist., G.O., F.S.A. (Pre-refunded Date 9/1/15)(b)	AAA(d)	5.25	3/01/31	1,000	1,104,140
Bucks Cnty. Wtr. & Swr. Auth. Rev., Ser. A, A.M.B.A.C.	Aaa	5.375	6/01/16	1,080	1,161,724
Canon McMillan Sch. Dist., Ser. B, F.G.I.C., G.O.(f)	Aaa	5.50	12/01/29	3,000	3,164,550
Central Bucks Sch. Dist.,
G.O., M.B.I.A.	Aaa	5.00	5/15/15	2,000	2,129,960
G.O., M.B.I.A.	Aaa	5.00	5/15/16	2,000	2,129,960
Chambersburg Area Sch. Dist., G.O., F.S.A.	Aaa	5.00	3/01/24	1,000	1,045,780
Chartiers Valley Sch. Dist., Ser. A, G.O., F.S.A.	Aaa	5.00	10/15/22	2,570	2,739,235
Delaware Cnty. Auth. Rev., Dunwoody Vlge. Proj. (Pre-refunded Date 4/01/10)(b)	BBB+(d)	6.25	4/01/30	1,000	1,068,620
Delaware River Port Auth. Rev., PA & NJ Port Dist. Proj.,
Ser. B, F.S.A.	Aaa	5.625	1/01/26	5,000	5,230,699
F.G.I.C.	Aaa	5.40	1/01/16	2,750	2,781,075
Ser. B, F.S.A.	Aaa	5.70	1/01/22	1,000	1,048,940
Erie Cnty., Indl. Dev. G.O., Ser. B, F,G.I.C.	Aaa	5.00	9/01/23	2,450	2,605,575
Erie Parking Auth. Facs. Rev. Gtd., F.S.A. (Pre-refunded Date 9/1/13)(b)	Aaa	5.00	9/01/26	70	75,073
F.S.A., Unrefunded Balance	Aaa	5.00	9/01/26	930	980,015
Greater Johnstown Sch. Dist., G.O., Ser. B, M.B.I.A.	Aaa	5.50	8/01/17	1,250	1,340,725
Lancaster Cnty. Hosp. Auth. Rev.,
Gen. Hosp. Proj. (Pre-refunded Date 9/15/13)(b)	AA-(d)	5.50	3/15/26	1,500	1,648,395
Lancaster Gen. Hosp., Ser. B	Aa3	4.50	3/15/36	1,000	978,890
Lancaster Higher Ed. Auth. College Rev. Franklin & Marshall College	A1	5.00	4/15/27	2,000	2,100,860
Lancaster Ind. Dev. Auth. Rev., Garden Spot Vlge. Proj., Ser. A (Pre-refunded Date 5/1/10)(b)	NR	7.625	5/01/31	1,000	1,121,430
Lebanon Cnty. Hlth. Facs. Auth. Rev., Good Samaritan Hosp. Proj.	Baa2	6.00	11/15/35	1,000	1,084,650
Lehigh Cnty. Ind. Dev. Auth., Poll. Ctrl. Rev., Rfdg. Elec. Util. Corp. Proj., F.G.I.C.	Aaa	4.75	2/15/27	1,000	1,023,700

Monroe Cnty. Hosp. Auth. Rev., Pocono Med. Center	BBB+(d)	6.00	1/01/43	2,500	2,686,425
Neshaminy Sch. Dist. G.O., A.M.B.A.C.	Aaa	5.00	5/01/24	2,000	2,132,200
Northampton Cnty. Higher Ed. Auth. Rev.,
Moravian Coll., A.M.B.A.C.	Aaa	6.25	7/01/11	2,195	2,350,011
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Colver Proj.,
Ser. F, A.M.B.A.C., A.M.T.	Aaa	4.625	12/01/18	2,250	2,298,893
Ser. F, A.M.B.A.C., A.M.T.	Aaa	5.00	12/01/15	500	533,355
Pennsylvania St. Higher Edl. Facs. Auth. Rev.,
Drexel Univ.(Pre-refunded Date 5/1/09)(b)	A2	6.00	5/01/29	2,500	2,616,375
Philadelphia Univ., Radian	Aa3	6.10	6/01/30	60	63,565
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev.,
A.M.B.A.C.	Aaa	5.50	7/01/17	4,000	4,345,640
A.M.B.A.C.	Aaa	5.50	7/01/20	2,750	2,997,225
Pennsylvania St. Tpke. Comn. Rev., Oil Franchise Tax Rev., Ser. A, A.M.B.A.C., E.T.M.(b)	Aaa	5.25	12/01/18	1,435	1,485,770
Ser. A, F.S.A.	Aaa	5.25	7/15/21	2,045	2,309,173
Philadelphia Auth. Indl. Dev. Rev.,
Please Touch Museum Proj.	BBB-(d)	5.25	9/01/31	1,000	1,057,030
Philadelphia Hosp. & Higher Ed. Facs. Auth. Hosp. Rev.,
Childrens Hosp. Phila. Proj., A	Aa2	4.50	7/01/37	2,000	1,941,920
Grad. Hlth. Sys. (c)(g)(i)
(cost $1,820,479; purchased 4/25/96-7/2/98)	NR	7.25	7/01/18	1,803	18
Philadelphia Ind. Dev. Auth. Lease Rev., Ser. B, F.S.A.	Aaa	5.50	10/01/18	2,000	2,157,240
Philadelphia Parking Auth. Rev., Arpt., F.S.A.	Aaa	5.625	9/01/19	2,500	2,627,250
Philadelphia Wtr. & Wste. Wtr. Rev., Ser. A, F.S.A.	Aaa	5.25	7/01/19	2,000	2,171,920
Pittsburgh Urban Redev. Auth., Mtge. Rev.,
F.H.A. Mtgs., G.N.M.A./F.N.M.A., Ser. A, A.M.T.	Aa1	6.25	10/01/28	820	827,601
Pittsburgh Wtr. & Swr. Auth., Wtr. & Swr. Sys. Rev., Ser. A, F.G.I.C.	Aaa	6.50	9/01/13	4,000	4,486,760
Schuylkill Cnty. Ind. Dev. Auth. Rev., Pine Grove Landfill, Inc., A.M.T. (Mandatory Put Date 4/01/09)	BBB(d)	5.10	10/01/19	1,000	1,015,780
Union Cnty. Higher Ed. Facs. Fin. Auth. Univ. Rev., Bucknell Univ., Ser. A	Aa2	5.25	4/01/20	1,080	1,163,344
Unity Twnshp. Mun. Auth., Gtd. Swr. Rev., A.M.B.A.C., C.A.B.S., E.T.M.(b)	Aaa	Zero	11/01/12	1,035	840,565
Washington Cnty. Hosp. Auth. Rev., Monongahela Valley Hosp.	A3	6.25	6/01/22	2,400	2,619,960
Westmoreland Cnty. Ind. Dev. Agcy. Rev., Gtd.,
Valley Landfill Proj., A.M.T. (Mandatory Put Date 5/01/09)	BBB(d)	5.10	5/01/18	3,000	3,049,020
York County,
M.B.I.A., G.O	Aaa	5.00	6/01/26	1,000	1,059,810
M.B.I.A., G.O	Aaa	5.00	6/01/29	1,190	1,259,936

					94,744,727

Puerto Rico 6.2%
Puerto Rico Comnwlth, G.O.,
M.B.I.A.(g)(h)(i)	NR	5.75	7/01/10	3,000	3,198,030
(cost $3,044,880; purchased 3/1/00)
7% linked B.P.O., A.M.B.A.C.-T.C.R.S.(g)(h)(i)	NR	7.00	7/01/10	11,530	12,711,133
(cost $11,997,220; purchased 3/29/00)
M.B.I.A.(g)(h)(i)	NR	5.75	7/01/12	5,000	5,499,950
(cost $5,078,600; purchased 3/29/00)
Linked B.P.O.-M.B.I.A.-I.B.C., G.O.	Aaa	7.00	7/01/10	1,970	2,171,807
Ser. A, G.O.	Baa3	5.25	7/01/30	3,000	3,217,830
Puerto Rico Comnwlth. Hwy. & Trans. Auth. Trans. Rev.,
Ser. J (Pre-refunded Date 7/01/14)(b)	Baa3	5.50	7/01/23	1,320	1,466,309
Ref-Ser. CC	Baa2	5.50	7/01/28	2,500	2,873,200
Ser. I, F.G.I.C.	Aaa	5.00	7/01/25	2,000	2,118,260
Ser. I, F.G.I.C.	Aaa	5.00	7/01/26	4,000	4,228,800
Ser. G, F.G.I.C.	Aaa	5.25	7/01/18	2,250	2,432,520
Ser. K	Baa3	5.00	7/01/14	2,000	2,128,600
Puerto Rico Comwlth. Infrastructure Fing. Auth. Spl., Ser. B	Baa3	5.00	7/01/37	3,000	3,126,150
Puerto Rico Comwlth., Govt. Dev. Bank, Ser. C, A.M.T.	Baa3	5.25	1/01/15	1,000	1,072,220
Puerto Rico Mun. Fin. Agcy., G.O.	Baa3	5.00	8/01/12	1,000	1,052,380
Puerto Rico Pub. Fin. Corp., Comnwlth. Approp., Ser. E (Pre-refunded Date 2/01/10)(b)	Aaa	5.70	8/01/25	2,500	2,638,150

					49,935,339

South Carolina 1.2%
Charleston Wtr. Works & Swr. Rev., E.T.M.(b) (Pre-refunded Date 8/1/13)(b)	Aaa	10.375	1/01/10	3,445	3,809,412
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. & Impvt., Palmetto Health, Ser. C (Pre-refunded Date 8/1/13)(b)	Baa1	6.875	8/01/27	345	402,950
Ser. C (Pre-refunded Date 8/1/13)(b)	Baa1	6.875	8/01/27	2,655	3,113,173
Tobacco Settlement Rev., Mgt. Auth., Ser. B	Baa3	6.375	5/15/28	2,000	2,160,740

					9,486,275

South Dakota 0.1%
Ed. Enhancement Fin. Fdg. Corp. Rev., Tobacco, Ser. B	Baa3	6.50	6/01/32	1,000	1,101,090

Tennessee 1.7%
Bristol Health & Ed. Facility Rev., Bristol Mem. Hosp., F.G.I.C., E.T.M.(b)(f)	Aaa	6.75	9/01/10	5,000	5,340,050
Knox Cnty. Tenn. Health Edl. & Hsg. Facs. Brd. Hosp. Facs. Rev. Ref. & Impt., Covenant Health, Ser. A, C.A.B.S.	A-(d)	Zero	1/01/35	1,000	249,870
Shelby Cnty. Health Ed. & Hsg. Facility Brd. Hosp. Rev.,
Methodist Health Care (Pre-refunded Date 9/01/12)(b)	AAA(d)	6.50	9/01/26	560	636,636
Methodist Health Care (Pre-refunded Date 9/01/12)(b)	AAA(d)	6.50	9/01/26	940	1,068,639
Sullivan Cnty. Health Edl & Hsg Facs. Brd. Hosp.
Rev., Wellmont Health Sys. Proj., Ser. C	BBB+(d)	5.25	9/01/36	1,000	1,047,640
Tennesse Energy Acquisition Corp. Gas Rev.,

Ser. C	Aa3	5.00	2/01/18	2,000	2,139,820
Tennessee Hsg. Dev. Agcy. Rev., Homeownership Program, A.M.T.	Aa2	5.00	7/01/34	3,035	3,082,134

					13,564,789

Texas 4.3%
Austin Elec. Util. Sys. Rev., Rfdg., Ser. A, A.M.B.A.C	Aaa	5.00	11/15/22	4,610	4,921,913
Austin Convention Enterprises Inc.,
Convention Ctr., Ser. A, X.L.C.A.P.	Aaa	5.00	1/01/34	1,500	1,576,725
Brazos River Auth. Poll. Control Rev.,
TXU Energy Co. LLC Proj., A.M.T.	Baa2	5.40	5/01/29	1,500	1,536,660
TXU Energy Co. LLC Proj., Ser. D (Mandatory Put Date 10/01/14)	Baa2	5.40	10/01/29	1,000	1,027,600
Brazos River Auth. Rev., Houston Inds., Inc. Proj. B, A.M.B.A.C.	Aaa	5.125	11/01/20	3,500	3,633,805
Houston Util. Syst. Rev., Ser. A, F.S.A.	Aaa	5.25	5/15/21	9,000	9,719,999
Matagorda Cnty. Nav. Dist. No. 1, Rev., Rfdg., Centerpoint Energy Proj.	Baa2	5.60	3/01/27	2,000	2,123,500
Sabine River Auth. Poll. Control Rev., TXU Energy Co. LLC Proj., Ser. B	Baa2	6.15	8/01/22	1,000	1,069,930
San Antonio Elec. & Gas Sys., Ser. A	Aa1	5.00	2/01/21	5,000	5,322,850
Texas Mun. Gas Acquisition & Supply Corp I. Gas Rev., Ser. A	Aa3	5.25	12/15/25	1,000	1,102,140
Texas St. Pub. Fin. Auth. Rev., Southern Univ. Fin. Systems, M.B.I.A.	Aaa	5.50	11/01/18	2,240	2,413,466

					34,448,588

Utah 0.5%
Intermountain Power Agcy., Pwr., Supply Rev.	Aaa	5.00	7/01/17	3,000	3,268,560
Utah St. Hsg. Fin. Agcy., Sngl. Fam. Mtge. Rev.,
Ser. F, Class II, A.M.T.	Aa2	6.125	1/01/27	645	669,613

					3,938,173

U.S. Virgin Islands 0.7%
U.S. Virgin Islands Pub. Fin. Auth.,
Sr. Lien Matching Fund Loan Note A	BBB(d)	5.25	10/01/21	1,500	1,596,495
Refinery Facs. Rev. Sr. Secd-Hovensa Refinery, A.M.T.	Baa3	4.70	7/01/22	1,000	1,002,770
Gross Rcpts.Taxes Ln. Nts., F.S.A.	Aaa	5.00	10/01/22	1,000	1,070,290
Gross Rcpts. Taxes Ln. Nts., Ser. A (Pre-refunded Date 10/01/10)(b)	Baa3	6.50	10/01/24	1,750	1,924,388

					5,593,943

Vermont 0.2%
Vermont Edl. & Health Bldgs. Fing Agy. Rev.
Hosp-Fletcher Allen Health, Ser. A	Baa1	4.75	12/01/36	1,500	1,503,375

Virginia 1.4%
Gloucester Cnty. Ind. Dev., Auth. Sld. Waste
Disposal Rev., Waste Mgmt. Services, Ser. A, A.M.T. (Mandatory Put Date 5/01/14)	BBB(d)	5.125	9/01/38	2,300	2,395,082

Richmond Met. Auth. Expy. Rev., Rfdg., F.G.I.C.	Aaa	5.25	7/15/17	5,775	6,292,902
Sussex Cnty. Ind. Dev. Auth. Sld. Waste Disp. Rev., Atlantic Waste, Ser. A, A.M.T.(Mandatory Put Date 5/01/14)	BBB(d)	5.125	6/01/28	1,400	1,451,842
Tobacco Settlement Fin. Corp. Rev., Asset Bkd.	Baa3	5.625	6/01/37	1,000	1,069,080

					11,208,906

Washington 1.1%
Tobacco Settlement Auth. Rev., Asset Bkd.	Baa3	6.50	6/01/26	1,920	2,101,901
Washington St. Economic Dev. Fin. Auth. Lease Rev., Biomedical Resh. Pptys II,
M.B.I.A.	Aaa	5.00	6/01/22	3,070	3,259,941
M.B.I.A.	Aaa	5.00	6/01/21	3,165	3,368,256

					8,730,098

West Virginia 0.3%
West Virginia St. Hosp. Fin. Auth.,
Oak Hill Hosp. Rev., Ser. B (Pre-refunded Date 9/01/10)(b)	A2	6.75	9/01/30	2,000	2,211,800

Wisconsin 0.6%
Badger Tobacco Asset Secur. Corp., Rev., Asset Bkd.	Baa3	6.125	6/01/27	2,755	2,945,618
Wisconsin St. Health & Ed. Facs. Auth. Rev., Marshfield Clinic, Ser. B	BBB+(d)	6.00	2/15/25	2,000	2,147,080

					5,092,698

Total long-term investments
(cost $805,234,754)					838,882,593

SHORT-TERM INVESTMENT 0.2%
Alabama
McIntosh Ind. Dev. Brd. Environ. Impt. Rev., Daily Ref. Cibc. Specialty-E, F.R.D.D., A.M.T.(e)	P-2	4.18%	4/02/07	$1,650	$1,650,000

(cost $1,650,000)
Total Investments 103.8%
(cost $806,884,754)(j)					840,532,593
Liabilities in excess of other assets(k)(l) (3.8)%					(30,978,650)

Net Assets 100.0%					$809,553,943

(a) The following abbreviations are used in portfolio descriptions:

A.C.A.—American Capital Access Corporation

A.C.A.-C.B.I.—A.C.A. Certificate of Bond Insurance

A.M.B.A.C.—American Municipal Bond Assurance Corporation

A.M.T.—Alternative Minimum Tax

B.P.O.—Bond Payment Obligations

C.A.B.S.—Capital Appreciation Bonds

CONNIE LEE—College Construction Loan Insurance Association

C.O.P.—Certificates of Participation

E.T.M.—Escrowed to Maturity

F.G.I.C.—Financial Guaranty Insurance Company

F.H.A.—Federal Housing Administration

F.H.L.M.C.—Federal Home Loan Mortgage Corporation

F.N.M.A.—Federal National Mortgage Association

F.R.D.D.—Floating Rate Daily Demand

F.S.A.—Financial Security Assurance

G.N.M.A.—Government National Mortgage Association

G.O.—General Obligation

G.T.D.—Guaranteed

I.B.C.—Insured Bond Certificates

M.B.I.A.—Municipal Bond Investors Assurance Company

NR —Not Rated by Moody’s or Standard and Poor’s ratings

T.C.R.S.—Transferable Custodial Receipts

X.L.C.A.—XL Capital Assurance

(b) All or partial escrowed to maturity and pre-refunded securities are secured by escrowed cash and/or U.S. guaranteed obligations.

(c) Represents issuer in default of interest payments; non-income producing security.

(d) Standard & Poor’s rating.

(e) Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2007.

(f) All or portion of security segregated as collateral for financial futures contracts.

(g) Indicates a security that has been deemed illiquid.

(h) Represents all or partial amount utilized in the Municipal Tender Option Bond transactions. The aggregated principal amount of the inverse floaters and the floating rate notes (included in liabilities) are $24,120,000 and $30,810,000, respectively.

(i) Indicates a security restricted to resale. The aggregate cost of such securities was $29,705,579. The aggregate value of $29,731,697 is approximately 3.7% of the net assets.

(j) The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2007 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$775,750,221	$37,121,025	$3,148,653	$33,972,372

The difference between book basis and tax basis was primarily attributable to the difference in the treatment of accretion of market discount and municipal tender option bond transactions for book and tax purposes.

(k) Includes $30,810,000 payable for the floating rate note issued.

(l) Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures and interest rate swap as follows:

Open futures contracts outstanding at March 31, 2007:

Number of Contracts	Type	Expiration Month	Value at March, 31, 2007	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Position:
76	U.S. Treasury 2 Yr Note	Jun. 07	$15,571,687	$15,579,348	$(7,661)

	Short Positions:
194	U.S. Treasury 10 Yr Note	Jun. 07	20,976,250	20,926,716	(49,534)
278	U.S. Treasury 30 Yr Note	Jun. 07	30,927,500	31,026,133	98,633

					49,099

					$41,438

Interest rate swap agreement outstanding at March 31, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
Merrill Lynch Capital Services, Inc.(1)	06/27/2019	$7,000	3.716%	1 week BMA Municpal Swap Index	$10,867

(1)	Portfolio pays the fixed rate and receives the floating rate.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

The Fund invests in variable rate securities including “inverse floaters”. The interest rates on inverse floaters have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or value of index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden National Municipals Fund, Inc.

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date May 23, 2007

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 23, 2007

*	Print the name and title of each signing officer under his or her signature.